CONCENTRATIONS OF RISK (Tables)	12 Months Ended
May 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF RISK

	2025		2024		2023
	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable
	%	$’000%		$’000%		$’000

Vendor A	6.1	6	6.0	18	2.3	9
Vendor B	2.6	-	6.4	-	4.3	-
Vendor C	2.8	10	3.2	10	8.5	61